Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Temporary Equity [Line Items]
Summary of Convertible Preferred Stock

As of December 31, 2023, the authorized, issued, and outstanding Convertible Preferred Stock and their principal terms after retrospectively adjusting for the effect of the reverse recapitalization were as follows:

		December 31, 2023
	Par Value	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series Seed Preferred Stock	$0.0001	2,163,527	1,977,705	$5,380	$5,443	1,977,705
Series A Preferred Stock	0.0001	4,785,883	4,374,866	21,417	21,626	4,374,866
Series B-1 Preferred Stock	0.0001	6,264,714	5,337,972	30,587	30,760	5,337,972
Series B-2 Preferred Stock	0.0001	1,433,699	1,310,571	7,332	7,175	1,310,571
		14,647,823	13,001,114	$64,716	$65,004	13,001,114

Zapata Computing Inc [Member]
Temporary Equity [Line Items]
Summary of Convertible Preferred Stock

As of December 31, 2023 and 2022, the authorized, issued, and outstanding Convertible Preferred Stock and their principal terms were as follows:

		December 31, 2023 and 2022
	Par Value	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series Seed Preferred Stock	$0.0001	2,163,527	1,977,705	$5,380	$5,443	1,977,705
Series A Preferred Stock	0.0001	4,785,883	4,374,866	21,417	21,626	4,374,866
Series B-1 Preferred Stock	0.0001	6,264,714	5,337,972	30,587	30,760	5,337,972
Series B-2 Preferred Stock	0.0001	1,433,699	1,310,571	7,332	7,175	1,310,571
		14,647,823	13,001,114	$64,716	$65,004	13,001,114